Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	BANCO BILBAO VIZCAYA ARGENTARIA, S.A.
Entity Central Index Key	0000842180
Document Type	20-F
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	6,667,886,580
Entity Well-known Seasoned Issuer	Yes
Document Annual Report	true
Document Registration Statement	false
Document Transition Report	false
Document Shell Company Report	false
ICFR Auditor Attestation Flag	true
Entity File Number	1-10110
Entity Incorporation, State or Country Code	U3
Document Accounting Standard	International Financial Reporting Standards
Entity Address, Country	ES
Entity Address, Address Line One	Calle Azul, 4
Entity Address, City or Town	Madrid
Entity Address, Postal Zip Code	28050
Security Reporting Obligation	15(d)
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing the right to receive one ordinary share, par value €0.49 per share
Trading Symbol	BBVA
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value €0.49 per share
Trading Symbol	BBVA*
Security Exchange Name	NYSE
A0875 Fixed Rate Senior Notes Due2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	0.875% Fixed Rate Senior Notes due 2023
Trading Symbol	BBVA 23
Security Exchange Name	NYSE
A1125 Fixed Rate Senior Notes Due2023 [Member]
Document Information [Line Items]
Title of 12(b) Security	1.125% Fixed Rate Senior Notes due 2025
Trading Symbol	BBVA 25
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	ES
Local Phone Number	537 7000
City Area Code	+34 91
Contact Personnel Name	Rafael Salinas Martínez de Lecea
Entity Address, Address Line One	Calle Azul, 4
Entity Address, City or Town	Madrid
Entity Address, Postal Zip Code	28050